CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	3 Months Ended
Sep. 30, 2025 USD ($)
Merger financing
Conversion amount	$ 2,680,437
Secured convertible notes
Conversion amount	9,591,650
Promissory Notes
Principal amount	438,922
Chardan Note
Conversion amount	959,764
Principal amount	$ 959,764